SCHEDULE OF CONDENSED CASH FLOW STATEMENT (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,548,678	$ 2,311,399
Adjustments to reconcile net cash flows from operating activities:
Stock-based compensation		316,668
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(38,795)	(99,108)
Net cash provided by (used in) operating activities	(130,577)	1,999,769
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash provided by (used in) financing activities	1,824,454	(947,501)
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	2,548,678	2,311,399
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and	(3,051,753)	(2,311,399)
Stock-based compensation	89,820
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(52,499)
Net cash provided by (used in) operating activities	(465,754)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash from subsidiaries	225,000
Net cash provided by (used in) financing activities	225,000
CHANGES IN CASH AND RESTRICTED CASH	(240,754)
CASH AND RESTRICTED CASH, beginning of period	245,081
CASH AND RESTRICTED CASH, end of period	$ 4,327